Label	Element	Value
Bond Plus Portfolio | Bond Plus Portfolio - Class I and Class P shares
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Bond Plus Portfolio
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

To seek incremental alpha, PLFA may use futures and swaps (total return swaps, interest rate swaps and credit default swaps) to implement its investment views on risk factors or performance attributes within the debt securities market, as represented by the Index.

Bond Plus Portfolio | Bond Plus Portfolio - Class I and Class P shares | Securities Lending Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.